Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / EquityInstruments	Dec. 31, 2018 MXN ($) $ / EquityInstruments	Dec. 31, 2017 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Net sales	$ 101,757,181	$ 101,282,333	$ 94,274,235
Cost of sales	59,067,362	57,839,268	53,534,553
Selling expenses	11,099,011	11,023,466	10,554,113
Administrative expenses	13,269,191	13,729,325	13,556,033
Income before other expense	18,321,617	18,690,274	16,629,536
Other (expense) income, net	(1,316,587)	1,562,284	(2,386,334)
Operating income	17,005,030	20,252,558	14,243,202
Finance expense	(11,275,198)	(10,566,966)	(9,245,671)
Finance income	2,464,403	1,787,249	3,940,838
Finance expense, net	(8,810,795)	(8,779,717)	(5,304,833)
Share of income of associates and joint ventures, net	581,023	532,933	1,913,273
Income before income taxes	8,775,258	12,005,774	10,851,642
Income taxes	2,668,445	4,390,504	4,274,120
Net income	6,106,813	7,615,270	6,577,522
Net income attributable to:
Stockholders of the Company	4,626,139	6,009,414	4,524,496
Non-controlling interests	1,480,674	1,605,856	2,053,026
Net income	$ 6,106,813	$ 7,615,270	$ 6,577,522
Basic and diluted earnings per share
Basic earnings per CPO attributable to stockholders of the Company (dollar per equity instruments) | $ / EquityInstruments	1.60	2.07	1.54
Diluted earnings per CPO attributable to stockholders of the Company (dollar per equity instruments) | $ / EquityInstruments	1.53	1.96	1.46